Equity (Details) - USD ($)				6 Months Ended		12 Months Ended
		Dec. 31, 2023	May 02, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 21, 2025	Jan. 15, 2025
Equity [Line Items]
Authorized share capital (in Dollars)									$ 100,100	$ 100,100
Ordinary shares authorized				2,166,666,666		2,166,666,666
Ordinary share, par value (in Dollars per share)				$ 0.0000462		$ 0.0000462
Stockholders' equity note, stock split			1-for-2,600 share forward split	the Company’s shareholders approved a 1-for-2,600 share forward split of the Company’s authorized and issued ordinary shares, whereby each issued share was subdivided into 2,600 shares
Aggregate gross proceeds (in Dollars)		$ 15,200,000
Net of underwriting discounts (in Dollars)				$ 15,200,000
Adjusted ordinary share par value				$ 0.0000462
Equity Incentive Plan [Member]
Equity [Line Items]
Issuance plan ordinary shares							14,352
Ordinary shares conversion convertible notes							43,416
Ordinary shares to investors subscription agreements							229,823
Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Dollars)				$ 100,100
Ordinary shares authorized									2,166,666,666	2,166,666,666
Aggregate Shares Issued				3,044,197
Issuance plan ordinary shares	[1]			634,859
Ordinary shares conversion convertible notes	[1]			376,413	281,469
Ordinary shares to investors subscription agreements	[1]			200,000
Issuance of ordinary shares	[1]				13,671
Ordinary Shares [Member] | Convertible Notes Payable [Member]
Equity [Line Items]
Aggregate Shares Issued				376,413
Ordinary Shares [Member] | Outstanding Debt [Member]
Equity [Line Items]
Aggregate Shares Issued				593,453
Ordinary Shares [Member] | Equity Incentive Plan [Member]
Equity [Line Items]
Aggregate Shares Issued				634,859
Ordinary shares conversion convertible notes						286,241
Issuance of ordinary shares						13,671
Conversion issuance ordinary shares						1,377,888
2025 Purchase Agreement [Member]
Equity [Line Items]
Aggregate gross proceeds (in Dollars)						$ 2,682,925	$ 5,035,670	$ 15,543,750
Maximum [Member]
Equity [Line Items]
Ordinary share, par value (in Dollars per share)				$ 0.001
Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized			260,000,000,000
Minimum [Member]
Equity [Line Items]
Ordinary share, par value (in Dollars per share)			$ 0.000000385
Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized			100,000,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized				2,166,250,000		2,166,250,000
Ordinary share, par value (in Dollars per share)				$ 0.0000462		$ 0.0000462
Share-based compensation expense (in Dollars)				$ 630,000
Share-based compensation expense shares				35,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized									2,166,250,000	2,166,250,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized				416,666		416,666
Ordinary share, par value (in Dollars per share)				$ 0.0000462		$ 0.0000462
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized									416,666	416,666
Commitment Shares [Member]
Equity [Line Items]
Aggregate Shares Issued				200,000
Initial Public Offering [Member]
Equity [Line Items]
Price per share (in Dollars per share)		$ 4						$ 4
Aggregate Shares Issued		36,417
Additional paid in capital (in Dollars)				$ 13,600,000
Private Placement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Aggregate Shares Issued				1,239,472

[1]	On January 15, 2025 and March 21, 2025, the Company effected share consolidations of its ordinary shares on a one-for-forty (1-for-40) and one-for-three (1-for-3) basis, respectively, resulting in a combined one-for-one hundred twenty (1-for-120) share consolidation. Accordingly, all share and per share amounts for all periods presented have been retrospectively adjusted to reflect these share consolidations.